Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of acquisition, exploration and evaluation costs
	Note	Avino, Mexico	La Preciosa, Mexico	Total
Balance, December 31, 2024		$15,992	$36,898	$52,890
Drilling and exploration		70	310	380
Assessments and taxes		185	12	197
Transfer to other assets		-	(2,215)	(2,215)
Transfer to mining properties	10	-	(35,005)	(35,005)
Disposition of Ana Maria and El Laberinto claims		(556)	-	(556)
Effect of movements in exchange rates		8	-	8
Balance, December 31, 2025		$15,699	$-	$15,699
Drilling and exploration		-	-	-
Assessments and taxes		107	-	107
Effect of movements in exchange rates		(54)	-	(54)
Balance, June 30, 2026		$15,752	$-	$15,752